UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Rockefeller Climate Solutions Fund
Class A | RKCAX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of  December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 13.32% versus the Fund’s Class A shares return of 8.63% (without sales charges) for the six-month period ended May 31, 2026. The Fund underperformed due to stock selection within the Information Technology and Industrials sectors. Trimble (TRMB US ) within the Information Technology sector was the top detracting position during the period potentially pressured by multiple compression driven by AI disruption fears across its basket of software names. Financials and Consumer Staples were the top contributing sectors due primarily to stock selection effects. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rockefeller Climate Solutions Fund	PAGE 1	TSR-SAR-89834G786

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	16.03	4.77
Class A (with maximum 5.25% sales charge)	9.94	3.62
MSCI ACWI Net Total Return Index (USD)	30.27	11.49
Visit  https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$72,855,760
Number of Holdings	53
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	3.8%
StoneX Group, Inc.	3.7%
AAON, Inc.	3.5%
Chubb Ltd.	3.2%
Schneider Electric SE	3.0%
Halma PLC	3.0%
SSE PLC	3.0%
ESCO Technologies, Inc.	2.8%
GE Vernova, Inc.	2.5%
WESCO International, Inc.	2.4%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including  its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller Climate Solutions Fund	PAGE 2	TSR-SAR-89834G786

Rockefeller Climate Solutions Fund
Institutional Class | RKCIX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund (the “Fund”) for the period of  December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 13.32% versus the Fund’s Institutional Class shares return of 8.76% for the six-month period ended May 31, 2026. The Fund underperformed due to stock selection within the Information Technology and Industrials sectors. Trimble (TRMB US ) within the Information Technology sector was the top detracting position during the period potentially pressured by multiple compression driven by AI disruption fears across its basket of software names. Financials and Consumer Staples were the top contributing sectors due primarily to stock selection effects. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year**	10 Year**
Institutional Class	16.32	4.81	10.19
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	12.81
Visit  https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.
Rockefeller Climate Solutions Fund	PAGE 1	TSR-SAR-89834G794

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$72,855,760
Number of Holdings	53
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	3.8%
StoneX Group, Inc.	3.7%
AAON, Inc.	3.5%
Chubb Ltd.	3.2%
Schneider Electric SE	3.0%
Halma PLC	3.0%
SSE PLC	3.0%
ESCO Technologies, Inc.	2.8%
GE Vernova, Inc.	2.5%
WESCO International, Inc.	2.4%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including  its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller Climate Solutions Fund	PAGE 2	TSR-SAR-89834G794

Rockefeller US Small Cap Core Fund
Class A | RKSAX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of  December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.30%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 17.47% versus the Fund’s Class A shares return of 7.83% (without sales charges) for the six-month period ended May 31, 2026. The Fund underperformed as stock selection in the Information Technology and Health Care sectors detracted from performance. Huron Consulting (HURN US) in the Industrials sector was the top detracting stock during the period potentially driven by perceived AI disruption risk despite continued revenue growth, margin expansion, backlog strength, and buybacks. Stock selection within the Consumer Discretionary and Financials sectors contributed positively to performance. StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Rockefeller US Small Cap Core Fund	PAGE 1	TSR-SAR-89834G653

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	13.62	10.49
Class A (with maximum 5.25% sales charge)	7.66	8.41
Russell 2000 Total Return Index	43.08	15.79
Visit  https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$99,591,878
Number of Holdings	47
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
First Bancorp.	4.0%
HA Sustainable Infrastructure Capital, Inc.	3.9%
StoneX Group, Inc.	3.2%
Stewart Information Services Corp.	3.2%
Helios Technologies, Inc.	3.1%
CECO Environmental Corp.	3.0%
Korn Ferry	3.0%
Pediatrix Medical Group, Inc.	2.9%
Limbach Holdings, Inc.	2.9%
Winmark Corp.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including  its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller US Small Cap Core Fund	PAGE 2	TSR-SAR-89834G653

Rockefeller US Small Cap Core Fund
Class I | RKSIX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund (the “Fund”) for the period of  December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.05%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 17.47% versus the Fund’s Class I shares return of 7.97% for the six-month period ended May 31, 2026. The Fund underperformed as stock selection in the Information Technology and Health Care sectors detracted from performance. Huron Consulting (HURN US) in the Industrials sector was the top detracting stock during the period potentially driven by perceived AI disruption risk despite continued revenue growth, margin expansion, backlog strength, and buybacks. Stock selection within the Consumer Discretionary and  Financials sectors contributed positively to performance.  StoneX Group (SNEX US), a global brokerage and financial services firm, was the top contributor, potentially benefiting from heightened market volatility and shifting expectations for short term interest rates amid renewed inflation concerns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	13.90	10.75
Russell 2000 Total Return Index	43.08	15.79
Visit  https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Rockefeller US Small Cap Core Fund	PAGE 1	TSR-SAR-89834G646

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$99,591,878
Number of Holdings	47
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
First Bancorp.	4.0%
HA Sustainable Infrastructure Capital, Inc.	3.9%
StoneX Group, Inc.	3.2%
Stewart Information Services Corp.	3.2%
Helios Technologies, Inc.	3.1%
CECO Environmental Corp.	3.0%
Korn Ferry	3.0%
Pediatrix Medical Group, Inc.	2.9%
Limbach Holdings, Inc.	2.9%
Winmark Corp.	2.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including  its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.rockefellerfunds.com/equity-funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-369-6209, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Rockefeller US Small Cap Core Fund	PAGE 2	TSR-SAR-89834G646

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ROCKEFELLER CLIMATE SOLUTIONS FUND
ROCKEFELLER US SMALL CAP CORE FUND
Semi-Annual Financial Statements and Additional Information
May 31, 2026 (Unaudited)

Rockefeller Climate Solutions Fund
Schedule of Investments
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.2%
Automobiles — 1.0%
BYD Co. Ltd. - Class H	60,400	$703,097
Beverages — 1.7%
Primo Brands Corp.	50,438	1,250,862
Building Products — 7.4%
AAON, Inc.	17,960	2,517,992
Advanced Drainage Systems, Inc.	9,254	1,287,786
Cie de Saint-Gobain	17,207	1,559,313
		5,365,091
Capital Markets — 3.7%
StoneX Group, Inc.(a)	23,844	2,702,717
Chemicals — 6.0%
Air Products and Chemicals, Inc.	5,605	1,561,665
DSM-Firmenich AG	10,275	863,421
Ingevity Corp.(a)	12,447	844,156
Novonesis Novozymes B	18,631	1,082,426
		4,351,668
Commercial Services & Supplies — 5.5%
Republic Services, Inc.	6,257	1,254,153
Tetra Tech, Inc.	46,905	1,289,418
Veralto Corp.	18,034	1,482,936
		4,026,507
Construction & Engineering — 4.1%
Limbach Holdings, Inc.(a)	13,141	1,017,770
Quanta Services, Inc.	856	609,241
Stantec, Inc.	18,158	1,372,008
		2,999,019
Electric Utilities — 4.9%
NextEra Energy, Inc.	16,298	1,418,089
SSE PLC	69,308	2,167,472
		3,585,561
Electrical Equipment — 9.5%
Array Technologies, Inc.(a)	68,242	619,637
GE Vernova, Inc.	1,863	1,803,980
Prysmian SpA	6,096	1,050,139
Schneider Electric SE	6,974	2,190,414
Vestas Wind Systems AS	44,207	1,240,354
		6,904,524

The accompanying notes are an integral part of these financial statements.

1

Rockefeller Climate Solutions Fund
Schedule of Investments(Cont’d)
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — 10.8%
Badger Meter, Inc.	8,018	$993,430
Halma PLC	34,801	2,187,507
Mirion Technologies, Inc.(a)	71,325	1,303,821
TE Connectivity PLC	8,072	1,722,646
Teledyne Technologies, Inc.(a)	2,666	1,652,467
		7,859,871
Financial Services — 1.2%
HA Sustainable Infrastructure Capital, Inc.	21,446	879,286
Food Products — 3.2%
Bakkafrost P/F	14,992	743,240
Darling Ingredients, Inc.(a)	26,996	1,595,464
		2,338,704
Household Durables — 1.8%
TopBuild Corp.(a)	3,051	1,273,731
Industrial Conglomerates — 1.6%
Hitachi Ltd.	35,400	1,145,881
Insurance — 3.2%
Chubb Ltd.	7,372	2,298,074
Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	9,758	1,322,502
Eurofins Scientific SE(a)	22,759	1,655,625
Mettler-Toledo International, Inc.(a)	896	1,057,800
		4,035,927
Machinery — 11.1%
CECO Environmental Corp.(a)	17,833	1,333,017
ESCO Technologies, Inc.	6,912	2,017,613
Mueller Industries, Inc.	21,371	2,748,310
Organo Corp.	12,200	1,221,642
Xylem, Inc.	6,751	739,504
		8,060,086
Multi-Utilities — 1.9%
CMS Energy Corp.	18,862	1,368,815
Professional Services — 4.5%
Bureau Veritas SA	35,600	1,076,804
UL Solutions, Inc.	16,955	1,687,022
Verisk Analytics, Inc.	3,138	549,119
		3,312,945

The accompanying notes are an integral part of these financial statements.

2

Rockefeller Climate Solutions Fund
Schedule of Investments(Cont’d)
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — 3.6%
Enphase Energy, Inc.(a)	4,648	$317,737
First Solar, Inc.(a)	2,538	778,633
Infineon Technologies AG	16,249	1,540,656
		2,637,026
Software — 3.6%
Synopsys, Inc.(a)	2,925	1,391,189
Trimble, Inc.(a)	22,220	1,253,430
		2,644,619
Trading Companies & Distributors — 2.4%
WESCO International, Inc.	4,880	1,762,510
TOTAL COMMON STOCKS (Cost $52,292,905)		71,506,521
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.9%
Invesco Government & Agency Portfolio - Institutional Class, 3.55%(b)	1,406,465	1,406,465
TOTAL MONEY MARKET FUNDS (Cost $1,406,465)		1,406,465
TOTAL INVESTMENTS — 100.1% (Cost $53,699,370)		72,912,986
Liabilities in Excess of Other Assets — (0.1)%		(57,226)
TOTAL NET ASSETS — 100.0%		$72,855,760

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Rockefeller US Small Cap Core Fund
Schedule of Investments
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.8%
Ducommun, Inc.(a)	11,969	$1,821,921
Banks — 4.0%
First Bancorp.	66,978	3,940,316
Capital Markets — 5.4%
Perella Weinberg Partners	129,608	2,224,073
StoneX Group, Inc.(a)	28,168	3,192,843
		5,416,916
Chemicals — 2.1%
Ingevity Corp.(a)	30,371	2,059,761
Communications Equipment — 2.8%
Calix, Inc.(a)	69,656	2,768,826
Construction & Engineering — 2.9%
Limbach Holdings, Inc.(a)	37,614	2,913,204
Consumer Finance — 1.6%
EZCORP, Inc. - Class A(a)	50,876	1,589,366
Diversified Consumer Services — 4.9%
Stride, Inc.(a)	23,668	2,186,450
Universal Technical Institute, Inc.(a)	72,608	2,716,265
		4,902,715
Electronic Equipment, Instruments & Components — 9.9%
Badger Meter, Inc.	9,381	1,162,306
Bel Fuse, Inc. - Class B	8,213	2,254,633
ePlus, Inc.	25,017	2,053,646
Mirion Technologies, Inc.(a)	129,015	2,358,394
Napco Security Technologies, Inc.	53,931	2,024,030
		9,853,009
Energy Equipment & Services — 2.1%
Select Water Solutions, Inc.	117,549	2,107,654
Financial Services — 5.6%
HA Sustainable Infrastructure Capital, Inc.	95,840	3,929,440
Walker & Dunlop, Inc.	31,719	1,591,977
		5,521,417
Gas Utilities — 2.3%
ONE Gas, Inc.	29,257	2,274,439
Ground Transportation — 2.5%
ArcBest Corp.	17,827	2,436,773

The accompanying notes are an integral part of these financial statements.

4

Rockefeller US Small Cap Core Fund
Schedule of Investments(Cont’d)
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Health Care Equipment & Supplies — 4.6%
LeMaitre Vascular, Inc.	17,127	$1,621,071
PROCEPT BioRobotics Corp.(a)	48,558	1,278,532
UFP Technologies, Inc.(a)	7,674	1,689,047
		4,588,650
Health Care Providers & Services — 8.6%
CorVel Corp.(a)	25,591	1,580,244
GeneDx Holdings Corp.(a)	27,047	1,406,174
Pediatrix Medical Group, Inc.(a)	135,484	2,918,325
RadNet, Inc.(a)	25,588	1,420,902
US Physical Therapy, Inc.	19,139	1,229,872
		8,555,517
Health Care Technology — 1.4%
Simulations Plus, Inc.(a)	81,655	1,397,117
Hotels, Restaurants & Leisure — 2.7%
BJ’s Restaurants, Inc.(a)	56,681	2,666,841
Insurance — 5.1%
Skyward Specialty Insurance Group, Inc.(a)	42,376	1,869,629
Stewart Information Services Corp.	48,810	3,171,674
		5,041,303
IT Services — 2.2%
DigitalOcean Holdings, Inc.(a)	13,964	2,177,686
Life Sciences Tools & Services — 1.8%
BioLife Solutions, Inc.(a)	72,734	1,812,531
Machinery — 7.7%
CECO Environmental Corp.(a)	39,901	2,982,600
ESCO Technologies, Inc.	5,697	1,662,954
Helios Technologies, Inc.	36,589	3,040,180
		7,685,734
Media — 0.9%
DoubleVerify Holdings, Inc.(a)	88,993	863,232
Professional Services — 5.5%
Huron Consulting Group, Inc.(a)	23,594	2,533,760
Korn Ferry	42,504	2,974,430
		5,508,190
Semiconductors & Semiconductor Equipment — 4.7%
Ichor Holdings Ltd.(a)	14,597	1,043,977
Impinj, Inc.(a)	11,969	1,807,319
PDF Solutions, Inc.(a)	38,153	1,863,011
		4,714,307

The accompanying notes are an integral part of these financial statements.

5

Rockefeller US Small Cap Core Fund
Schedule of Investments(Cont’d)
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — continued
Software — 1.2%
Q2 Holdings, Inc.(a)	25,947	$1,228,590
Specialty Retail — 2.8%
Winmark Corp.	7,476	2,830,189
Trading Companies & Distributors — 1.8%
DXP Enterprises, Inc.(a)	12,508	1,814,411
TOTAL COMMON STOCKS (Cost $82,216,183)		98,490,615
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.0%
Invesco Government & Agency Portfolio - Institutional Class, 3.55%(b)	1,030,698	1,030,698
TOTAL MONEY MARKET FUNDS (Cost $1,030,698)		1,030,698
TOTAL INVESTMENTS — 99.9% (Cost $83,246,881)		99,521,313
Other Assets in Excess of Liabilities — 0.1%		70,565
TOTAL NET ASSETS — 100.0%		$99,591,878

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

Rockefeller Funds
Statements of Assets and Liabilities
May 31, 2026 (Unaudited)

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Assets:
Investments, at value	$72,912,986	$99,521,313
Dividend tax reclaims receivable	78,965	—
Dividends receivable	30,604	69,470
Interest receivable	—	—
Receivable for investments sold	—	268,138
Prepaid expenses and other assets	20,151	1,440
Total Assets	73,042,706	99,860,361
Liabilities:
Payable for transfer agent fees and expenses	54,035	22,698
Payable for fund administration and accounting fees	49,705	51,994
Payable to Adviser	29,208	64,657
Payable for directors fees	17,488	17,494
Payable for legal fees	10,291	8,493
Payable for audit fees	10,105	10,105
Payable for compliance fees	5,426	5,154
Payable for custodian fees	4,063	2,132
Payable for distribution fees	350	424
Payable for investments purchased	—	68,886
Payable for fund shares redeemed	—	10,036
Payable for expenses and other liabilities	6,275	6,410
Total Liabilities	186,946	268,483
Net Assets	72,855,760	99,591,878
Net Assets Consist of:
Paid-in capital	$39,741,983	$82,690,834
Total distributable earnings	33,113,777	16,901,044
Total Net Assets	$72,855,760	$99,591,878
Class A
Net assets	$369,452	$167,896
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	32,691	13,880
Net asset value per share	$11.30	$12.10
Max offering price per share (net asset value per share divided by 0.9475 and 0.9475, respectively)	$11.93	$12.77

The accompanying notes are an integral part of these financial statements.

7

Rockefeller Funds
Statements of Assets and Liabilities(Cont’d)
May 31, 2026 (Unaudited)

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Class I
Net assets	$—	$99,423,982
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	—	8,168,961
Net asset value per share	$—	$12.17
Institutional Class
Net assets	$72,486,308	$—
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	6,374,273	—
Net asset value per share	$11.37	$—
Cost:
Investments, at cost	$53,699,370	$83,246,881

The accompanying notes are an integral part of these financial statements.

8

Rockefeller Funds
Statements of Operations (Unaudited)
For the Period Ended May 31, 2026

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Investment Income:
Dividend income	$430,885	$451,450
Less: issuance fees	(32)	—
Less: dividend withholding taxes	(25,789)	—
Total Investment Income	405,064	451,450
Expenses:
Investment advisory fee	327,110	416,422
Transfer agent fees	60,568	26,984
Fund administration and accounting fees	58,268	61,013
Federal and state registration fees	19,372	16,616
Trustees’ fees	17,537	17,572
Legal fees	13,218	15,420
Audit fees	11,337	11,337
Custodian fees	9,469	4,918
Compliance fees	5,841	6,193
Interest expense	3,343	—
Reports to shareholders	2,274	921
Distribution expenses - Class A	387	201
Other expenses and fees	4,736	4,688
Total Expenses	533,460	582,285
Fee waiver from Adviser	(148,740)	(67,677)
Net Expenses	384,720	514,608
Net Investment Income/(Loss)	20,344	(63,158)
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments	5,866,901	3,101,297
Foreign currency transactions	1,977	—
Net Realized Gain (Loss)	5,868,878	3,101,297
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	731,275	4,630,933
Foreign currency translation	(811)	—
Net Change in Unrealized Appreciation (Depreciation)	730,464	4,630,933
Net Realized and Unrealized Gain (Loss)	6,599,342	7,732,230
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,619,686	$7,669,072

The accompanying notes are an integral part of these financial statements.

9

Rockefeller Funds
Statements of Changes in Net Assets

	Rockefeller Climate Solutions Fund		Rockefeller US Small Cap Core Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net investment income (loss)	$20,344	$21,800	$(63,158)	$(264,833)
Net realized gain (loss)	5,868,878	3,203,550	3,101,297	3,502,709
Net change in unrealized appreciation (depreciation)	730,464	2,623,437	4,630,933	(6,938,376)
Net increase (decrease) in net assets from operations	6,619,686	5,848,787	7,669,072	(3,700,500)
Distributions to Shareholders:
From earnings - Class A	(15,775)	(6,493)	(8,556)	(6,212)
From earnings - Class I	—	—	(5,260,276)	(4,040,565)
From earnings - Institutional Class	(5,719,813)	(2,204,844)	—	—
Total distributions to shareholders	(5,735,588)	(2,211,337)	(5,268,832)	(4,046,777)
Capital Transactions:
Shares sold - Class A	147,549	78,074	—	90,500
Shares issued from reinvestment of distributions - Class A	10,850	2,849	4,352	6,086
Shares redeemed - Class A	(13,211)	(158,623)	—	(92,104)
Shares sold - Class I	—	—	3,458,016	18,934,601
Shares issued from reinvestment of distributions - Class I	—	—	5,260,276	1,830,591
Shares redeemed - Class I	—	—	(9,133,367)	(27,456,662)
Shares sold - Institutional Class	386,365	10,248,639	—	—
Shares issued from reinvestment of distributions - Institutional Class	5,007,861	1,892,141	—	—
Shares redeemed - Institutional Class	(15,214,681)	(29,997,921)	—	—
Net increase (decrease) in net assets from capital transactions	(9,675,267)	(17,934,841)	(410,723)	(6,686,988)
Net increase (decrease) in net assets	(8,791,169)	(14,297,391)	1,989,517	(14,434,265)
Net Assets:
Beginning of the period	81,646,929	95,944,320	97,602,361	112,036,626
End of the period	$72,855,760	$81,646,929	$ 99,591,878	$97,602,361

The accompanying notes are an integral part of these financial statements.

10

Rockefeller Funds
Statements of Changes in Net Assets(Cont’d)

	Rockefeller Climate Solutions Fund		Rockefeller US Small Cap Core Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Shares Transactions
Shares sold - Class A	13,460	7,252	—	7,831
Shares issued from reinvestment of distributions - Class A	1,049	289	382	526
Shares redeemed - Class A	(1,262)	(16,249)	—	(8,568)
Shares sold - Class I	—	—	298,035	1,656,731
Shares issued from reinvestment of distributions - Class I	—	—	459,012	157,946
Shares redeemed - Class I	—	—	(779,175)	(2,420,227)
Shares sold - Institutional Class	35,186	981,440	—	—
Shares issued from reinvestment of distributions - Institutional Class	482,058	191,125	—	—
Shares redeemed - Institutional Class	(1,365,199)	(2,822,337)	—	—
Total increase (decrease) in shares outstanding	(834,708)	(1,658,480)	(21,746)	(605,761)

The accompanying notes are an integral part of these financial statements.

11

Rockefeller Climate Solutions Fund
Financial Highlights
Class A

Per Share Data:

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,				Period Ended November 30, 2021(a)
		2025	2024	2023	2022
Net asset value, beginning of period	$11.22	$10.73	$8.84	$8.53	$10.05	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.03)	—	0.02	0.01	(0.03)
Net realized and unrealized gain (loss) on investments(c)	0.90	0.75	1.91	0.29	(1.49)	0.08
Total from investment operations	0.89	0.72	1.91	0.31	(1.48)	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(d)	(0.02)	—	—	—
Net realized gains	(0.81)	(0.23)	—	—	(0.04)	—
Total distributions	(0.81)	(0.23)	(0.02)	—	(0.04)	—
Net asset value, end of period	$11.30	$11.22	$10.73	$8.84	$8.53	$10.05
TOTAL RETURN(e)	8.63%	6.95%	21.65%	3.61%	−14.76%	0.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$369	$218	$302	$224	$1,145	$887
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.64%	1.58%	1.58%	1.55%	1.53%	1.56%
After expense waiver/recoupment(f)	1.25%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of interest and borrowing expense to average net assets(f)	0.01%	0.00%(g)	—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest and borrowing expense(f)	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets(f)	(0.16)%	(0.32)%	(0.04)%	0.23%	0.08%	(0.89)%
Portfolio turnover rate(e)	12%	25%	35%	38%	17%	13%

(a)	Inception date of the Fund was July 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

12

Rockefeller Climate Solutions Fund
Financial Highlights
Institutional Class

Per Share Data:

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,				Period Ended November 30, 2021(a)
		2025	2024	2023	2022
Net asset value, beginning of period	$11.27	$10.78	$8.88	$8.56	$10.06	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.00(c)	0.00(c)	0.02	0.04	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(d)	0.91	0.74	1.92	0.29	(1.49)	0.07
Total from investment operations	0.91	0.74	1.94	0.33	(1.46)	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.02)	(0.04)	(0.01)	—	—
Net realized gains	(0.81)	(0.23)	—	—	(0.04)	—
Total distributions	(0.81)	(0.25)	(0.04)	(0.01)	(0.04)	—
Net asset value, end of period	$11.37	$11.27	$10.78	$8.88	$8.56	$10.06
TOTAL RETURN(e)	8.76%	7.22%	21.95%	3.87%	−14.55%	0.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,486	$81,429	$95,642	$83,944	$90,942	$113,235
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.39%	1.32%	1.33%	1.30%	1.26%	1.25%
After expense waiver/recoupment(f)	1.00%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of interest and borrowing expense to average net assets(f)	0.01%	0.00%(g)	—%	—%	—%	—%
Ratio of expenses to average net assets excluding interest and borrowing expense(f)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	0.05%	0.02%	0.22%	0.46%	0.31%	(0.43)%
Portfolio turnover rate(e)	12%	25%	35%	38%	17%	13%

(a)	Inception date of the Fund was July 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

13

Rockefeller US Small Cap Core Fund
Financial Highlights
Class A

Per Share Data:

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,		Period Ended November 30, 2023(a)
		2025	2024
Net asset value, beginning of period	$11.84	$12.69	$9.56	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.06)	(0.05)	—
Net realized and unrealized gain (loss) on investments(c)	0.91	(0.34)	3.18	(0.44)
Total from investment operations	0.89	(0.40)	3.13	(0.44)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.00)(d)	—	—
Net realized gains	(0.63)	(0.45)	—	—
Total distributions	(0.63)	(0.45)	—	—
Net asset value, end of period	$12.10	$11.84	$12.69	$9.56
TOTAL RETURN(e)	7.83%	−3.02%	32.74%	-4.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$168	$160	$174	$102
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.44%	1.44%	1.53%	3.98%
After expense waiver/recoupment(f)	1.30%	1.30%	1.24%	1.20%
Ratio of interest and borrowing expense to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of expenses to average net assets excluding interest and borrowing expense(f)	1.30%	1.30%	1.24%	1.20%
Ratio of net investment income (loss) to average net assets(f)	(0.38)%	(0.51)%	(0.42)%	(0.11)%
Portfolio turnover rate(e)	46%	73%	52%	20%

(a)	Inception date of the Fund was July 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

Rockefeller US Small Cap Core Fund
Financial Highlights
Class I

Per Share Data:

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,		Period Ended November 30, 2023(a)
		2025	2024
Net asset value, beginning of period	$11.90	$12.72	$9.57	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.03)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments(c)	0.91	(0.34)	3.18	(0.44)
Total from investment operations	0.90	(0.37)	3.16	(0.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.00)(d)	(0.01)	—
Net realized gains	(0.63)	(0.45)	—	—
Total distributions	(0.63)	(0.45)	(0.01)	—
Net asset value, end of period	$12.17	$11.90	$12.72	$9.57
TOTAL RETURN(e)	7.97%	−2.77%	33.01%	−4.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,424	$97,443	$111,863	$61,548
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.19%	1.19%	1.28%	1.55%
After expense waiver/recoupment(f)	1.05%	1.05%	0.99%	0.95%
Ratio of interest and borrowing expense to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of expenses to average net assets excluding interest and borrowing expense(f)	1.05%	1.05%	0.99%	0.95%
Ratio of net investment income (loss) to average net assets(f)	(0.13)%	(0.26)%	(0.16)%	0.17%
Portfolio turnover rate(e)	46%	73%	52%	20%

(a)	Inception date of the Fund was July 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

15

Rockefeller Funds
Notes to Financial Statements
May 31, 2026 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Climate Solutions Fund that commenced operations on July 21, 2021, and the Rockefeller US Small Cap Core Fund that commenced operations July 31, 2023. Each represents a distinct diversified series with its own investment objective and policies within the Trust.
Effective July 21, 2021, the Rockefeller Climate Solutions Fund, L.P. (formerly, the Rockefeller Ocean Fund, L.P.) (the “Predecessor Fund”) was reorganized into the Rockefeller Climate Solutions Fund, a series of the Trust, by transferring all of the Predecessor Fund’s assets to the Fund in exchange solely for Institutional Class shares of the Fund. The Fund’s investment adviser, portfolio managers, investment objective, strategies, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund.
The investment objective of the Rockefeller Climate Solutions Fund is to seek long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services. The investment objective of the Rockefeller US Small Cap Core Fund is to seek long-term capital appreciation principally through equity investments in U.S. small capitalization companies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by Rockefeller & Co. LLC (the “Adviser”). Rockefeller Global Investment Management is a division of the Adviser.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The Funds are investment companies and accordingly follow the investment company accounting reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.
(a) Investment Valuation. Each equity security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities, including common stocks and preferred stocks, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”). Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

16

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
The Funds have adopted FASB Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures,” which requires each Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2026:
Rockefeller Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Equities:
Common Stocks	$51,821,771	$19,684,750	$—	$71,506,521
Money Market Funds	1,406,465	—	—	1,406,465
Total Investments in Securities	$53,228,236	$19,684,750	$—	$72,912,986

17

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
Rockefeller US Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Equities:
Common Stocks	$98,490,615	$—	$—	$98,490,615
Money Market Funds	1,030,698	—	—	1,030,698
Total Investments in Securities	$99,521,313	$—	$—	$99,521,313

(1)	See the Schedule of Investments for industry classifications.
The Funds held no Level 3 securities during the six months ended May 31, 2026.
The Funds did not invest in derivative securities or engage in hedging activities during the six months ended May 31, 2026.
(b) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
(c) Distributions to Shareholders. The Funds will distribute net investment income (less operation expenses) and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(e) Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to such Fund’s NAV per share.
(f) Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.
(g) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on

18

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities. Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
(h) Segment Reporting. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(3) Federal Tax Matters
The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:
Rockefeller Climate Solutions Fund

	11/30/2025	11/30/2024
Distributions paid from:
Ordinary Income	$201,209	$382,243
Long-Term Capital Gains	2,010,128	—
Total Distributions Paid	$2,211,337	$382,243

Rockefeller US Small Cap Core Fund

	11/30/2025	11/30/2024
Distributions paid from:
Ordinary Income	$3,226,641	$46,262
Long-Term Capital Gains	820,136	—
Total Distributions Paid	$4,046,777	$46,262

As of November 30, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Cost basis of investments for federal income tax purposes	$55,104,674	$88,258,420
Gross tax unrealized appreciation	30,078,397	17,406,279
Gross tax unrealized depreciation	(3,572,645)	(8,135,872)
Net tax unrealized appreciation	26,505,752	9,270,407
Undistributed ordinary income	538,200	2,884,473
Undistributed capital gains	5,185,727	2,345,924
Total other accumulated loss	—	—
Total distributable earnings	$32,229,679	$14,500,804

The difference between cost amounts for financial statement and federal income tax purposes is due to wash sale adjustments and timing differences in recognizing certain gains and losses in security transactions.

19

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
As of November 30, 2025, the Funds did not have any capital loss carryovers.
As of November 30, 2025, the tax years that remain open to examination by major tax jurisdictions include tax years ended November 30, 2023 through November 30, 2025. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties, nor were any accrued as of November 30, 2025.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended November 30, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
Total Distributable Earnings/(Losses)	$—	$—
Paid-In Capital	—	—

(4) Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 0.85% of the average daily net assets of each Fund.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that such Fund’s total annual operating expenses do not exceed the Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense Limitation Cap	Expiration Date
Rockefeller Climate Solutions Fund	0.99%	March 31, 2027
Rockefeller US Small Cap Core Fund	1.05%	March 31, 2027*

*	Prior to August 1, 2024, the Fund’s expense limitation cap was 0.95%.
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Rockefeller Climate Solutions Fund	Rockefeller US Small Cap Core Fund
November 30, 2026	$133,092	$115,968
November 30, 2027	$322,534	$251,810
November 30, 2028	$300,061	$143,163
May 31, 2029	$148,740	$67,677

20

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees and expenses incurred for the six months ended May 31, 2026 and owed as of May 31, 2026 are included in the Statement of Operations and Statement of Assets and Liabilities, respectively.
Each Fund has a line of credit with US Bank (see Note 7).
Certain officers of the Funds are also employees of Fund Services.
(5) Distribution Plan
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Class A shares of the Funds which authorizes the Trust, on behalf of each Fund, to pay Quasar Distributors, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the average daily net assets of each Fund’s Class A shares. During the six months ended May 31, 2026 the Class A shares incurred fees pursuant to the 12b-1 Plan of $387 for the Rockefeller Climate Solutions Fund and $201 for the Rockefeller US Small Cap Core Fund.
(6) Investment Transactions
The aggregate securities transactions, excluding short-term investments for the Funds for the six months ended May 31, 2026 are listed below.

	Purchases	Sales	U.S. Government Securities Purchases	U.S. Government Securities Sales
Rockefeller Climate Solutions Fund	$9,259,774	$25,372,206	$—	$ —
Rockefeller US Small Cap Core Fund	$43,989,704	$46,986,479	$—	$—

(7) Line of Credit
As of May 31, 2026, the Rockefeller Climate Solutions Fund and Rockefeller US Small Cap Core Fund each had a line of credit in the amount of $10,000,000 and $8,000,000, respectively, which will mature on August 1, 2026. The secured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facilities are with the Funds’ custodian, US Bank. Interest will accrue at the prime rate, which was 6.75% as of May 31, 2026. The following table provides information regarding usage of the lines of credit for the six months ended May 31, 2026. The Funds did not have an outstanding balance on the lines of credit as of May 31, 2026.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Rockefeller Climate Solutions Fund	7	$1,417,286	6.86%	$1,888	$3,133,000	4/15/2026
Rockefeller US Small Cap Core Fund	1	$1,572,000	6.75%	$295	$1,572,000	5/19/2026

21

Rockefeller Funds
Notes to Financial Statements(Cont’d)
May 31, 2026 (Unaudited)
(8) Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2026, each Fund’s percentages of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Climate Solutions Fund	Pleiades Trust	51.61%
	National Financial Services LLC	42.52%
U.S. Small Cap Core Fund	National Financial Services LLC	99.73%

(9) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(10) New Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
(11) Subsequent Events
The Funds have evaluated events and transactions that have occurred subsequent to May 31, 2026 and determined there were no subsequent events that would require recognition or disclosure within the financial statements.

22

Rockefeller Funds
Additional Information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FOR FORM N-CSR
ITEM 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. Remuneration Paid to Directors, Officers and Others of Open-End Investment Companies
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

23

Rockefeller Funds
Additional Information (Unaudited)(Cont’d)
Tax information
For the year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Climate Solutions Fund	100.00%
Rockefeller US Small Cap Core Fund	16.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, was as follows:

Rockefeller Climate Solutions Fund	95.90%
Rockefeller US Small Cap Core Fund	16.38%

For the year ended November 30, 2025, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds was as follows:

Rockefeller Climate Solutions Fund	0.00%
Rockefeller US Small Cap Core Fund	100.00%

24

ROCKEFELLER FUNDS
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Ave.
Suite 210
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
190 Middle Street
Suite 301
Portland, Maine, 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2019.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/7/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	8/7/2026

* Print the name and title of each signing officer under his or her signature.